Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets, beginning balance	$ 31,881
Property, plant and equipment including right-of-use assets, ending balance	33,094	$ 31,881
Point-of-sale terminals
Changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets, beginning balance	1,880
Property, plant and equipment including right-of-use assets, ending balance	2,258	1,880
Computer equipment
Changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets, beginning balance	12,852
Property, plant and equipment including right-of-use assets, ending balance	15,121	12,852
Office equipment, furniture and fixtures
Changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets, beginning balance	1,406
Property, plant and equipment including right-of-use assets, ending balance	1,319	1,406
Leasehold improvements
Changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets, beginning balance	3,310
Property, plant and equipment including right-of-use assets, ending balance	2,984	3,310
Right-of-use assets – Office leases
Changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets, beginning balance	12,433
Property, plant and equipment including right-of-use assets, ending balance	11,412	12,433
Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets, beginning balance	50,370	32,845
Acquisitions	11,394	22,120
Disposal	2,286	2,282
Acquisition through business combinations	5,431
Fully depreciated assets	2,327	1,565
Effect of movements in exchange rates	260	(748)
Property, plant and equipment including right-of-use assets, ending balance	62,842	50,370
Cost | Point-of-sale terminals
Changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets, beginning balance	4,534	3,632
Acquisitions	1,078	1,182
Disposal	0	0
Acquisition through business combinations	0
Fully depreciated assets	0	0
Effect of movements in exchange rates	113	(280)
Property, plant and equipment including right-of-use assets, ending balance	5,725	4,534
Cost | Computer equipment
Changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets, beginning balance	17,363	9,764
Acquisitions	8,683	10,810
Disposal	1	2,038
Acquisition through business combinations	1,530
Fully depreciated assets	1,625	945
Effect of movements in exchange rates	(102)	(228)
Property, plant and equipment including right-of-use assets, ending balance	25,848	17,363
Cost | Office equipment, furniture and fixtures
Changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets, beginning balance	2,233	1,742
Acquisitions	89	529
Disposal	59	24
Acquisition through business combinations	194
Fully depreciated assets	0	0
Effect of movements in exchange rates	56	(14)
Property, plant and equipment including right-of-use assets, ending balance	2,513	2,233
Cost | Leasehold improvements
Changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets, beginning balance	4,715	3,901
Acquisitions	350	1,223
Disposal	398	220
Acquisition through business combinations	386
Fully depreciated assets	702	196
Effect of movements in exchange rates	100	7
Property, plant and equipment including right-of-use assets, ending balance	4,451	4,715
Cost | Right-of-use assets – Office leases
Changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets, beginning balance	21,525	13,806
Acquisitions	1,194	8,376
Disposal	1,828	0
Acquisition through business combinations	3,321
Fully depreciated assets	0	424
Effect of movements in exchange rates	93	(233)
Property, plant and equipment including right-of-use assets, ending balance	24,305	21,525
Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets, beginning balance	(18,489)	(13,989)
Depreciation	14,448	8,483
Disposal	(1,132)	(2,136)
Fully depreciated assets	(2,327)	(1,565)
Effect of movements in exchange rates	(270)	282
Property, plant and equipment including right-of-use assets, ending balance	(29,748)	(18,489)
Accumulated depreciation | Point-of-sale terminals
Changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets, beginning balance	(2,654)	(2,220)
Depreciation	703	597
Disposal	0	0
Fully depreciated assets	0	0
Effect of movements in exchange rates	(110)	163
Property, plant and equipment including right-of-use assets, ending balance	(3,467)	(2,654)
Accumulated depreciation | Computer equipment
Changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets, beginning balance	(4,511)	(3,725)
Depreciation	7,794	3,815
Disposal	0	(2,036)
Fully depreciated assets	(1,625)	(945)
Effect of movements in exchange rates	(47)	48
Property, plant and equipment including right-of-use assets, ending balance	(10,727)	(4,511)
Accumulated depreciation | Office equipment, furniture and fixtures
Changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets, beginning balance	(827)	(568)
Depreciation	397	280
Disposal	(30)	(13)
Fully depreciated assets	0	0
Effect of movements in exchange rates	0	8
Property, plant and equipment including right-of-use assets, ending balance	(1,194)	(827)
Accumulated depreciation | Leasehold improvements
Changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets, beginning balance	(1,405)	(1,253)
Depreciation	694	451
Disposal	(1)	(87)
Fully depreciated assets	(702)	(196)
Effect of movements in exchange rates	(71)	16
Property, plant and equipment including right-of-use assets, ending balance	(1,467)	(1,405)
Accumulated depreciation | Right-of-use assets – Office leases
Changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets, beginning balance	(9,092)	(6,223)
Depreciation	4,860	3,340
Disposal	(1,101)	0
Fully depreciated assets	0	(424)
Effect of movements in exchange rates	(42)	47
Property, plant and equipment including right-of-use assets, ending balance	$ (12,893)	$ (9,092)